Disposition - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposition		$ (1,070)	$ 4	$ 6
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Allstate Life Insurance Company of New York
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount invested in exchange for shares of newly authorized common capital stock	$ 207
Loss on disposition		$ 1,080
Allstate Life Insurance Company of New York | Allstate Insurance Holdings, LLC | Common stock | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Allstate Life Insurance Company of New York
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount invested in exchange for shares of newly authorized common capital stock	660
Wilton Reassurance Company | Allstate Life Insurance Company of New York and Intramerica Life Insurance Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Allstate Life Insurance Company of New York
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount paid for shares of common capital stock	$ 400
Ownership percentage	100.00%